Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	SERIES A Preferred Stock	SERIES B $0.00001 PAR VALUE	Series C Preferred Stock	PREFERRED SHARES $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE SERIES A Preferred Stock	PREFERRED SHARES $0.00001 PAR VALUE SERIES B $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE Series C Preferred Stock	A-G ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	Deferred Shares Two	DEFERRED B SHARES £0.001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ADDITIONAL PAID-IN CAPITAL SERIES A Preferred Stock	ADDITIONAL PAID-IN CAPITAL SERIES B $0.00001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL Series C Preferred Stock	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)	ACCUMULATED DEFICIT
Balance at Dec. 31, 2019	$ 84,956				$ 1									$ 207,622				$ (2,999)	$ (119,668)
Balance, Shares at Dec. 31, 2019					106,081,025				16,047,440		110,370
Issuance of preferred shares		$ 299	$ 875	$ 79,679											$ 299	$ 875	$ 79,679
Issuance of shares, Shares						230,249	448,631	46,515,834	987,703
Issuance of ordinary shares	9													9
Forfeiture of ordinary shares, Shares									(165,414)	(17,804)	183,218
Employee exchange of ordinary shares for stock options, Shares									(1,780,944)		1,780,944
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6													$ 153	(153)
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6, Shares													123,638,835
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, see Note 6	2				$ (1)						$ 2
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, see Note 6, Shares					(153,275,739)				(15,088,785)	25,921,158	142,443,366
Issuance of ADSs in initial public offering, net of issuance costs of $4,832	161,758													161,758
'Issuance of ADRs in initial public offering, net of issuance costs of $4,832, Shares										9,951,591
Non-cash share-based compensation	6,204													6,204
Foreign currency translation adjustment	12,341																	12,341
Net loss	(96,322)																		(96,322)
Balance at Dec. 31, 2020	249,800										$ 2		$ 153	456,293				9,342	(215,990)
Balance, Shares at Dec. 31, 2020										35,854,945	144,517,898		123,638,835
Shares issued under employee share purchase plan	179													179
Shares issued under employee share purchase plan, Shares										59,169
Vesting of restricted share units										34,750
Forfeiture of ordinary shares, Shares										(94,273)	94,273
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6												$ 137	$ (137)
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6, Shares												1	(100,000,000)
Cancellation of deferred shares											$ (2)		$ (16)	18
Cancellation of deferred shares, Shares											(144,500,094)		(23,638,835)
Non-cash share-based compensation	10,723													10,723
Foreign currency translation adjustment	130																	130
Net loss	(140,391)																		(140,391)
Balance at Dec. 31, 2021	120,441											$ 137		467,213				9,472	(356,381)
Balance, Shares at Dec. 31, 2021										35,854,591	112,077	1
Shares issued under employee share purchase plan	200													200
Shares issued under employee share purchase plan, Shares										372,139
Issuance of shares, Shares										28,848,968
Issuance of ordinary shares	28,291													28,291
Vesting of restricted share units										44,063
Forfeiture of ordinary shares, Shares										(6,186)	6,186
Non-cash share-based compensation	5,077													5,077
Foreign currency translation adjustment	(12,623)																	(12,623)
Net loss	(88,972)																		(88,972)
Balance at Dec. 31, 2022	$ 52,414											$ 137		$ 500,781				$ (3,151)	$ (445,353)
Balance, Shares at Dec. 31, 2022										65,113,575	118,263	1